Filed pursuant to

Rule 497(e) under the

Securities Act of

1933, as amended

Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

(THE “TRUST”)

SHELTON INTERNATIONAL SELECT EQUITY FUND (FORMERLY, WHV INTERNATIONAL EQUITY FUND)

(THE “FUND”)

Supplement dated August 12, 2016 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2015, as amended May 1, 2016

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust approved, effective August 12, 2016, the name change of the WHV International Equity Fund to the Shelton International Select Equity Fund.  Accordingly, effective August 12, 2016, all references to WHV International Equity Fund are replaced with Shelton International Select Equity Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FUNDVANTAGE TRUST

(THE “TRUST”)

SHELTON TACTICAL CREDIT FUND (FORMERLY, WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND)

(THE “FUND”)

Supplement dated August 12, 2016 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2015

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust approved, effective August 12, 2016, the name change of the WHV/Acuity Tactical Credit Long/Short Fund to the Shelton Tactical Credit Fund.  Accordingly, effective August 12, 2016, all references to WHV/Acuity Tactical Credit Long/Short Fund are replaced with Shelton Tactical Credit Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE